Goodwill and Intangible Assets - Estimated Aggregate Finite-Lived Intangible Asset Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 10.2	$ 2.9
2015	10.1	2.8
2016	9.8	2.5
2017	9.6	2.5
2018	$ 9.6	$ 2.5